Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of December 2007

Collection Period Start	1-Dec-07	Distribution Date	15-Jan-08
Collection Period End	31-Dec-07	30/360 Days	30
Beg. of Interest Period	17-Dec-07	Actual/360 Days	29
End of Interest Period	15-Jan-08

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,889,471.05	1,094,616,833.83	1,074,923,019.03	0.8973474
Total Securities		1,197,889,471.05	1,094,616,833.83	1,074,923,019.03	0.8973474
Class A-1 Notes	5.330380%	150,000,000.00	46,727,362.78	27,033,547.98	0.1802237
Class A-2 Notes	5.200000%	375,000,000.00	375,000,000.00	375,000,000.00	1.0000000
Class A-3 Notes	5.200000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	5.097500%	365,079,000.00	365,079,000.00	365,079,000.00	1.0000000
Certificates	0.000000%	107,810,471.05	107,810,471.05	107,810,471.05	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	19,693,814.80	200,643.43	131.2920987	1.3376229
Class A-2 Notes	0.00	1,625,000.00	0.0000000	4.3333333
Class A-3 Notes	0.00	866,666.67	0.0000000	4.3333334
Class A-4 Notes	0.00	1,499,131.00	0.0000000	4.1063195
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,693,814.80	4,191,441.10

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	15,410,399.90
Monthly Interest	5,916,432.70
Total Monthly Payments	21,326,832.60

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	1,344,932.39
Aggregate Sales Proceeds Advance	295,881.84
Total Advances	1,640,814.23

Vehicle Disposition Proceeds:
Reallocation Payments	1,363,983.50
Repurchase Payments	52,793.51
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	3,890,419.51
Excess Wear and Tear and Excess Mileage	377.58
Remaining Payoffs	0.00
Net Insurance Proceeds	600,253.94
Residual Value Surplus	27,357.63
Total Collections	28,902,832.50

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of December 2007

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,693	1,261,663,079.45	9.20000%	1,094,616,833.83
Total Depreciation Received		(18,018,000.02)		(13,443,706.09)
Principal Amount of Gross Losses	(100)	(2,353,359.25)		(2,091,454.25)
Repurchase / Reallocation	(2)	(58,184.72)		(52,793.51)
Early Terminations	(8)	(207,639.96)		(181,646.31)
Scheduled Terminations	(188)	(4,394,219.72)		(3,924,214.64)
Pool Balance - End of Period	52,395	1,236,631,675.78	9.20000%	1,074,923,019.03

III. DISTRIBUTIONS

Total Collections					28,902,832.50
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					28,902,832.50

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					1,055,060.30
3. Reimbursement of Sales Proceeds Advance					249,931.58
4. Servicing Fee:
Servicing Fee Due					912,180.69
Servicing Fee Paid					912,180.69
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,217,172.57

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					200,643.43

Class A-1 Notes Monthly Interest Paid					200,643.43
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					1,625,000.00

Class A-2 Notes Monthly Interest Paid					1,625,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					866,666.67

Class A-3 Notes Monthly Interest Paid					866,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of December 2007

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	1,499,131.00

Class A-4 Notes Monthly Interest Paid	1,499,131.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	4,191,441.10
Total Note and Certificate Monthly Interest Paid	4,191,441.10
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,494,218.83

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	19,693,814.80

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	19,693,814.80
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,800,404.03

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of December 2007

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		0.00
Required Reserve Account Amount		26,952,513.10
Beginning Reserve Account Balance		16,824,026.20
Reinvestment Income for the Period		164,489.72
Reserve Fund Available for Distribution		16,988,515.92
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,800,404.03
Gross Reserve Account Balance		19,788,919.95
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		19,788,919.95

V. POOL STATISTICS

Weighted Average Remaining Maturity		22.87
Monthly Prepayment Speed		58%
Lifetime Prepayment Speed		71%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,387,845.12
Securitization Value of Defaulted Receivables and Casualty Receivables	2,091,454.25	100
Aggregate Defaulted and Casualty Gain (Loss)	(703,609.13)
Pool Balance at Beginning of Collection Period	1,094,616,833.83
Net Loss Ratio	-0.0643%

Cumulative Net Losses for all Periods	0.3216%	3,851,862.46

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	16,275,598.96	782
61-90 Days Delinquent	4,246,474.84	198
91-120+ Days Delinquent	1,910,730.41	90
Total Delinquent Receivables:	22,432,804.21	1070
60+ Days Delinquencies as Percentage of Receivables	0.56%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	629,647.50	32
Securitization Value	688,394.58
Aggregate Residual Gain (Loss)	(58,747.08)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,703,134.28	143
Cumulative Securitization Value	3,104,141.45
Cumulative Residual Gain (Loss)	(401,007.17)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		374,390.69
Reimbursement of Outstanding Advance		249,931.58
Additional Advances for current period		295,881.84
Ending Balance of Residual Advance		420,340.95

Beginning Balance of Payment Advance		3,065,065.22
Reimbursement of Outstanding Payment Advance		1,055,060.30
Additional Payment Advances for current period		1,344,932.39
Ending Balance of Payment Advance		3,354,937.31

Exhibit 99.1
Nissan Auto Lease Trust 2007-A
Monthly Servicer's Report for the month of December 2007

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No